Exhibit 99.6 Schedule 7

Exception Detail
Run Date - 10/xx/2023 10:56:48 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1429537	CASDW221016658	CASDW221016658	6938886	322	08/xx/2022	Credit	UW Credit		UW Credit - UW - Credit - Minimum FICO		Borrowers do not meet minimum 680 FICO score.		The exception was granted for borrower not meeting interest only program FICO score of 680 with the following compensating factors: In file since 1998, assets after close =$212,316; Residual =na, good job time; experience investor, and good mortgage history.				08/xx/2022	B	2	08/xx/2022	TX	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1431700	CASDW221014990	CASDW221014990	6948427	851	09/xx/2022	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		GUIDELINE EXCEPTION Credit-Min Tradelines, 4 tradelines at least 2 active		DEVIATION REQUEST: Borrower has 3 trades, 1 active Approved by xx COMPENSATING FACTORS: Good credit, credit is light, pays as agreed, FICO 773, Nice Collateral. Well maintained in a nice area, Experienced investor owning investment property for more than a year, LTV 70% Pricing: (August 3rd Investor Cash Flow rate sheet) 7.25 (base rate) + .25 (I/O) + .2 (tradeline exception) = 7.75%. To LMC .5 (Gift Funds Exception). 1.25 pts to broker).Unstacked/Stacked. Loan Amount: xx. LTV ? 70%/70.35				09/xx/2022	B	2	09/xx/2022	NY	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1431700	CASDW221014990	CASDW221014990	6951297	330	09/xx/2022	Credit	UW Credit		UW Credit - UW - Credit Other		DSCR score 0.840 less than minimum required. Gross rent from 1007 $6,700.00 divided by fully amortized PITI $8018.19= 0.835. No exception provided.		Per Sr. Management to use Realtor Documentation regarding rent estimate to use $9166.64/mo. Compensating Factors: Good credit, credit is light, pays as agreed, FICO 773, Nice Collateral. Well maintained in a nice area, Experienced investor owning investment property for more than a year, LTV 70%.	Client 09/xx/2022 11:14 AM; Please refer to final uw analysis document where it indicates there is senior management approval to use Realtor Documentation regarding rent estimate to use $9166.67 per month. Thanks. Reviewer 09/xx/2022 05:56 PM; loan approval in file does not reference the exception for use of the Realtor Documentation for rent estimates. Please upload. thank you			09/xx/2022	B	2	09/xx/2022	NY	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1429537	CASDW221016658	CASDW221016658	6940429	861	08/xx/2022	Credit	Note		Note - Other:		Please confirm Prepayment Penalty Structure. There are 2 different PPP Addendums attached to the note, one for a 6-month interest and the other 3.150%. Please confirm which is correct.	Per verification from client : the 6 months interest is correct		Client 08/xx/2022 01:48 PM; Hi, the 6 months interest is correct. Thanks. Reviewer 08/xx/2022 02:08 PM; Reviewer 08/xx/2022 02:33 PM; Hello, Condition has been cleared. Thank you!	08/xx/2022			A	1	08/xx/2022	TX	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1